Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of operating lease related assets and liabilities
	March 31, 2022	March 31, 2021
Operating lease right-of-use lease assets	$2,909,432	$2,898,551

Operating lease liabilities – current	$1,005,460	$811,299
Operating lease liabilities – non-current	1,877,324	1,928,682
Total operating lease liabilities	$2,882,784	$2,739,981

	For the Years Ended March 31,
	2022	2021	2020
Finance leases cost:
Amortization of right-of-use assets	$199,796	$187,556	$145,056
Interest on lease liabilities	204,774	102,252	45,971
Total finance leases cost	$404,570	$289,808	$191,027

Schedule of lease terms and discount rates for all of operating leases
	March 31, 2022	March 31, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.92	7.19
Weighted average discount rate	6.69%	6.69%

	March 31, 2022	March 31, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.42	3.15
Weighted average discount rate	8.07%	8.07%

Schedule of cash flow information related to finance leases
	For the Years Ended March 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$204,774	102,252	45,971

Schedule of supplemental balance sheet information related to leases
	March 31, 2022	March 31, 2021
Finance leases cost:
Software	$344,902	$379,610
Equipment and furniture	851,915	518,409
Subtotal	1,196,817	898,019
Less: accumulated depreciation	(519,869)	(305,927)
Property and equipment, net	$676,948	$592,092

Schedule of maturities of lease liabilities
	Operating Leases	Finance Leases
2023	$1,192,469	$386,593
2024	789,724	356,016
2025	269,381	178,725
2026	161,412	141,049
2027	134,477	62,814
Thereafter	963,748	11,215
Total lease payments	3,511,211	1,136,412
Less: imputed interest	(628,427)	(142,245)
Present value of lease liabilities	$2,882,784	$994,167